INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table presents the breakdown of, and changes to, the balance of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$6,733	$5,764	$(660)	$(594)	$6,073	$5,170
Additions, net of disposals	(25)	(36)	121	91	96	55
Acquisitions through business combinations	8,412	1,227	—	—	8,412	1,227
Amortization	—	—	(442)	(166)	(442)	(166)
Foreign currency translation	131	(222)	(28)	9	103	(213)
Balance, end of year	$15,251	$6,733	$(1,009)	$(660)	$14,242	$6,073
The following table presents intangible assets by geography:

AS AT DEC. 31 (MILLIONS)	2017	2016
United States	$73	$340
Canada	364	230
Australia	2,078	1,945
Europe	1,594	1,273
India	130	130
Chile	1,100	1,054
Peru	1,144	1,050
Brazil	7,537	28
Other	222	23
	$14,242	$6,073

Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2017	2016
Infrastructure – Utilities	(a)	$7,091	$1,817
Infrastructure – Transport	(b)	2,663	2,504
Real estate	(c)	1,188	1,141
Private equity	(d)	3,094	426
Other		206	185
		$14,242	$6,073

a)	Infrastructure – Utilities
The company’s Brazilian regulated gas transmission operation has concession agreements that provide the right to charge a tariff over the term of the agreements. The agreements have an expiration date between 2039 and 2041, which is the basis for the company’s determination of its remaining useful life. Upon expiry of the agreements, the asset shall be returned to the government and subject to concession upon public bidding.
Access agreements with the users of the company’s Australian regulated terminal are 100% take-or-pay contracts at a designated tariff rate based on the asset value. The concession arrangement has an expiration date of 2051 and the company has an option to extend the arrangement an additional 49 years. The aggregate duration of the arrangement and the extension option represents the remaining useful life of the concession.

b)	Infrastructure – Transport
The company’s toll road concessions provide the right to charge a tariff to users of the roads over the term of the concessions. The Chilean, Peruvian and Indian concession arrangements have expiration dates of 2033, 2043 and 2027, respectively, which are the base for the company’s determination of the assets’ remaining useful lives. Also included within the company’s transport operations is $289 million (2016 – $265 million) of indefinite life intangible assets which represent perpetual conservancy rights associated with the company’s U.K. port operation.

c)	Real Estate
The company’s intangible assets in its Real Estate segment are attributable to indefinite life trademarks associated with its hospitality assets, primarily Center Parcs and Atlantis. The Center Parcs and Atlantis trademark assets have been determined to have an indefinite useful life as the company has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business models of Center Parcs and Atlantis are not subject to technological obsolescence or commercial innovations in any material way.

d)	Private Equity
The company’s intangible assets in its Private Equity segment are primarily attributable to water and sewage concession agreements. The concession agreements provide the company the right to charge fees to users over the terms of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distribution assets and improvements to the water treatment and distribution systems. The concession agreements have expiration dates that range from 2037 to 2055 at which point the underlying concession assets will be returned to the grantors.
Intangible Asset Impairment Testing
Intangible assets, including trademarks, concession agreements and conservancy rights, are recorded at amortized cost and are tested for impairment using a discounted cash flow valuation annually or when an indicator of impairment is identified. This valuation utilizes the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year